Shareholders' Equity (Deficit) - Additional Information (Detail) - $ / shares				7 Months Ended	9 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2021
Preferred shares authorised				1,000,000	1,000,000
Preferred shares issued				0	0
Preferred shares outstanding				0	0
Preferred Stock [Member]
Preferred shares authorised				1,000,000	1,000,000
Preferred shares issued				0	0
Preferred shares outstanding				0	0
Common Class A [Member]
Ordinary shares authorised				400,000,000	400,000,000
Ordinary shares par or stated value per share				$ 0.0001	$ 0.0001
Shares issued during the period new issues shares				57,500,000	57,500,000
Percent of convertible share to outstanding shares				20.00%	20.00%
Common Class B [Member]
Ordinary shares authorised				40,000,000	40,000,000
Ordinary shares par or stated value per share				$ 0.0001	$ 0.0001
Ordinary shares issued				14,375,000	14,375,000
Shares issued during the period new issues shares	30,000	30,000	14,375,000
Ordinary shares outstanding				14,375,000	14,375,000